Severance Indemnities and Pension Plans (Fair Values of Investments Valued at Net Asset per Share (or Its Equivalent) for Pension Benefits and SIP Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Domestic, Japan | Pension benefits and SIPs
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	¥ 1,549,630	¥ 1,512,828
Domestic, Japan | Pension benefits and SIPs | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	625,237	580,617
Domestic, Japan | Pension benefits and SIPs | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	15,417	14,763
Domestic, Japan | Pension benefits and SIPs | Total pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	886,893	902,305
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	104,793	118,509
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	221,250	324,700
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	219,018	90,598
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	249,274	215,015
Domestic, Japan | Pension benefits and SIPs | Total pooled funds | Other
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	92,558	153,483
Domestic, Japan | Pension benefits and SIPs | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	662,737	610,523
Foreign offices and subsidiaries | Pension benefits
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	140,923	146,726
Foreign offices and subsidiaries | Pension benefits | Total pooled funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Non-Japanese marketable equity securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Non-Japanese debt securities
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Total pooled funds | Other
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	0	0
Foreign offices and subsidiaries | Pension benefits | Other investment funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	140,923	146,726
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Mutual funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	25,356	58,086
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Real estate funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	80,349	51,318
Foreign offices and subsidiaries | Pension benefits | Other investment funds | Common collective funds
Defined Benefit Plan Disclosure [Line Items]
Investments valued at net asset per share (or its equivalent)	¥ 34,971	¥ 37,161